Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUE, NET
Total revenues	$ 22,283,171	$ 20,708,491
COSTS OF REVENUES
Total cost of revenues	22,265,782	20,089,164
GROSS PROFIT	17,389	619,327
OPERATING EXPENSES
Selling expenses	361,679	710,782
General and administrative expenses	4,212,561	4,584,226
Research and development expenses	847,852	752,377
Total operating expenses	5,422,092	6,047,385
LOSS FROM OPERATIONS	(5,404,703)	(5,428,058)
OTHER INCOME (EXPENSES)
Investment income (loss)	84,295	(53,486)
Interest expense	(918,199)	(527,083)
Other income, net	217,635	181,477
Total other expenses, net	(616,269)	(399,092)
LOSS BEFORE INCOME TAXES	(6,020,972)	(5,827,150)
Income taxes provision	19,263	159
NET LOSS	(6,040,235)	(5,827,309)
Less: net loss attributable to non-controlling interests	(1,588,773)	(1,118,160)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,451,462)	(4,709,149)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(949,445)	(2,443,934)
TOTAL COMPREHENSIVE LOSS	(6,989,680)	(8,271,243)
Less: comprehensive loss attributable to non-controlling interest	(1,966,673)	(2,109,794)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (5,023,007)	$ (6,161,449)
LOSS PER SHARE
Basic - Class A and Class B ordinary shares (in Dollars per share)	$ (0.21)	$ (0.21)
Diluted - Class A and Class B ordinary shares (in Dollars per share)	$ (0.21)	$ (0.21)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic - Class A and Class B ordinary shares (in Shares)	26,141,350	25,361,550
Diluted - Class A and Class B ordinary shares (in Shares)	26,141,350	25,361,550
Products
REVENUE, NET
Total revenues	$ 21,561,285	$ 20,468,968
COSTS OF REVENUES
Total cost of revenues	21,984,752	19,504,158
Services
REVENUE, NET
Total revenues	721,886	239,523
COSTS OF REVENUES
Total cost of revenues	$ 281,030	$ 585,006